Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS:
Cash & Equivalents	$ 537,223	$ 703,774
Property Net	2,853,141	2,764,382
Uncollected Rental Revenue	159,428	155,208
Prepaid Advertising	5,514	5,358
Other Assets	26,045	26,045
TOTAL	3,581,351	3,654,767
LIABILITIES:
Distribution due to Partners	193,769	232,523
Incentive Management Fee Liability	17,439
Property Management Fee Liability	10,208	10,459
Deferred Income	41,192	45,369
Accrued Expenses	38,287	39,873
Other Liabilities	147,440	96,804
Total Liabilities	448,335	425,028
PARTNERS' EQUITY:
General Partners	(108,038)	(107,091)
Limited Partners	3,048,180	3,141,971
Total Partners' Equity	3,133,016	3,208,015
Noncontrolling Interest in Real Estate Joint Venture	192,874	194,859
TOTAL	$ 3,581,351	$ 3,654,767